Document and Entity Information - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 26, 2019	Aug. 12, 2019
Document Documentand Entity Information [Abstract]
Entity Registrant Name	BRINKER INTERNATIONAL, INC
Entity Central Index Key	0000703351
Current Fiscal Year End Date	--06-26
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jun. 26, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		37.5
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 1,649.4